American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
December 31, 2023

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 1.9%
General Dynamics Corp.	175,179	45,488,731
Huntington Ingalls Industries, Inc.	472,811	122,760,648
		168,249,379
Automobile Components — 2.5%
Aptiv PLC(1)	769,435	69,033,708
BorgWarner, Inc.	2,673,192	95,833,933
Cie Generale des Etablissements Michelin SCA	1,559,548	56,029,148
		220,896,789
Banks — 3.8%
Commerce Bancshares, Inc.	989,241	52,835,335
First Hawaiian, Inc.	2,203,221	50,365,632
Prosperity Bancshares, Inc.	564,645	38,243,406
Truist Financial Corp.	3,023,987	111,645,600
U.S. Bancorp	891,045	38,564,427
Westamerica BanCorp	782,543	44,143,251
		335,797,651
Beverages — 0.4%
Heineken NV	358,251	36,398,117
Building Products — 1.6%
Cie de Saint-Gobain SA	1,102,974	81,341,369
Johnson Controls International PLC	1,076,193	62,031,765
		143,373,134
Capital Markets — 5.8%
Bank of New York Mellon Corp.	3,760,427	195,730,225
Northern Trust Corp.	2,274,570	191,928,217
T. Rowe Price Group, Inc.	1,152,941	124,160,216
		511,818,658
Chemicals — 1.2%
Akzo Nobel NV	1,340,369	110,991,628
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	284,873	46,978,406
Communications Equipment — 2.1%
F5, Inc.(1)	633,166	113,324,051
Juniper Networks, Inc.	2,518,411	74,242,756
		187,566,807
Construction and Engineering — 1.2%
Vinci SA	816,497	102,752,253
Consumer Staples Distribution & Retail — 3.6%
Dollar Tree, Inc.(1)	1,094,188	155,429,405
Koninklijke Ahold Delhaize NV	5,738,302	165,099,246
		320,528,651
Containers and Packaging — 3.1%
Amcor PLC	12,255,705	118,144,996
Packaging Corp. of America	598,210	97,454,391
Sonoco Products Co.	1,084,761	60,605,597
		276,204,984
Diversified REITs — 0.4%
WP Carey, Inc.	493,430	31,979,198
Diversified Telecommunication Services — 0.8%
BCE, Inc.	1,885,651	74,242,038

Electric Utilities — 5.7%
Duke Energy Corp.	1,311,374	127,255,733
Edison International	1,797,488	128,502,417
Evergy, Inc.	1,827,772	95,409,699
Eversource Energy	1,405,332	86,737,091
Pinnacle West Capital Corp.	982,760	70,601,478
		508,506,418
Electrical Equipment — 1.7%
Emerson Electric Co.	1,524,922	148,420,658
Electronic Equipment, Instruments and Components — 1.4%
Corning, Inc.	963,750	29,346,188
TE Connectivity Ltd.	701,423	98,549,931
		127,896,119
Energy Equipment and Services — 0.7%
Baker Hughes Co.	1,861,335	63,620,430
Entertainment — 0.4%
Electronic Arts, Inc.	262,039	35,849,556
Food Products — 3.5%
Conagra Brands, Inc.	7,583,262	217,336,289
General Mills, Inc.	1,419,879	92,490,918
		309,827,207
Gas Utilities — 2.4%
Atmos Energy Corp.	181,444	21,029,360
ONE Gas, Inc.	716,502	45,655,507
Spire, Inc.	2,294,505	143,039,442
		209,724,309
Ground Transportation — 2.4%
Heartland Express, Inc.	3,673,663	52,386,434
Norfolk Southern Corp.	687,170	162,433,245
		214,819,679
Health Care Equipment and Supplies — 5.8%
Becton Dickinson & Co.	205,217	50,038,061
DENTSPLY SIRONA, Inc.	1,634,373	58,167,335
Envista Holdings Corp.(1)	2,552,250	61,407,135
Hologic, Inc.(1)	979,201	69,963,912
Zimmer Biomet Holdings, Inc.	2,267,842	275,996,371
		515,572,814
Health Care Providers and Services — 9.2%
Cardinal Health, Inc.	893,005	90,014,904
Cencora, Inc.	79,246	16,275,544
Centene Corp.(1)	823,504	61,112,232
Henry Schein, Inc.(1)	2,668,786	202,053,788
Laboratory Corp. of America Holdings	526,229	119,606,589
Quest Diagnostics, Inc.	1,242,399	171,301,974
Universal Health Services, Inc., Class B	1,016,519	154,958,156
		815,323,187
Health Care REITs — 1.3%
Healthpeak Properties, Inc.	5,640,887	111,689,563
Household Products — 2.6%
Henkel AG & Co. KGaA, Preference Shares	911,469	73,320,400
Kimberly-Clark Corp.	1,309,533	159,121,355
		232,441,755
Insurance — 6.2%
Aflac, Inc.	613,534	50,616,555
Allstate Corp.	1,448,103	202,705,458

Hanover Insurance Group, Inc.	538,495	65,384,063
Reinsurance Group of America, Inc.	803,806	130,039,734
Willis Towers Watson PLC	433,029	104,446,595
		553,192,405
IT Services — 1.3%
Amdocs Ltd.	1,322,949	116,273,988
Machinery — 2.1%
Cummins, Inc.	234,239	56,116,637
IMI PLC	1,634,904	35,031,837
Oshkosh Corp.	841,127	91,186,578
		182,335,052
Media — 3.0%
Fox Corp., Class B	3,503,683	96,876,835
Interpublic Group of Cos., Inc.	3,238,013	105,688,745
Omnicom Group, Inc.	693,526	59,996,934
		262,562,514
Multi-Utilities — 3.4%
CMS Energy Corp.	1,387,593	80,577,526
Northwestern Energy Group, Inc.	2,796,632	142,320,602
WEC Energy Group, Inc.	918,568	77,315,869
		300,213,997
Oil, Gas and Consumable Fuels — 4.3%
Diamondback Energy, Inc.	409,088	63,441,367
Enterprise Products Partners LP	6,344,533	167,178,445
EQT Corp.	1,603,390	61,987,057
Occidental Petroleum Corp.	1,547,809	92,419,675
		385,026,544
Passenger Airlines — 1.5%
Southwest Airlines Co.	4,551,336	131,442,584
Personal Care Products — 0.5%
Kenvue, Inc.	2,000,413	43,068,892
Residential REITs — 1.3%
Essex Property Trust, Inc.	448,399	111,176,048
Retail REITs — 2.9%
Realty Income Corp.	2,568,053	147,457,603
Regency Centers Corp.	1,666,524	111,657,108
		259,114,711
Semiconductors and Semiconductor Equipment — 0.5%
Teradyne, Inc.	384,379	41,712,809
Specialized REITs — 1.9%
Public Storage	360,610	109,986,050
VICI Properties, Inc.	1,833,858	58,463,393
		168,449,443
Technology Hardware, Storage and Peripherals — 1.0%
HP, Inc.	2,970,535	89,383,398
Trading Companies and Distributors — 3.1%
Beacon Roofing Supply, Inc.(1)	1,055,731	91,869,712
Bunzl PLC	2,714,670	110,312,024
MSC Industrial Direct Co., Inc., Class A	749,317	75,875,839
		278,057,575
TOTAL COMMON STOCKS (Cost $7,876,131,891)		8,783,479,348
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds—†
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,014,248	3,014,248

Repurchase Agreements — 1.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $7,669,707), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $7,516,564)	7,512,140
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $91,927,553), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $90,178,174)	90,125,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 0.50% - 3.875%, 4/30/27 - 11/30/27, valued at $7,690,300), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $7,539,437)	7,535,000
105,172,140
TOTAL SHORT-TERM INVESTMENTS (Cost $108,186,388)	108,186,388
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $7,984,318,279)	8,891,665,736
OTHER ASSETS AND LIABILITIES — (0.2)%	(18,443,630)
TOTAL NET ASSETS — 100.0%	$8,873,222,106

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	62,056,526	CAD	82,993,157	Goldman Sachs & Co.	3/28/24	$(650,148)
USD	173,539,701	EUR	158,155,159	Bank of America N.A.	3/28/24	(1,650,868)
USD	13,485,492	EUR	12,263,440	Bank of America N.A.	3/28/24	(98,884)
USD	173,570,542	EUR	158,155,158	JPMorgan Chase Bank N.A.	3/28/24	(1,620,027)
USD	173,570,542	EUR	158,155,159	Morgan Stanley	3/28/24	(1,620,027)
USD	124,686,195	GBP	98,362,439	Goldman Sachs & Co.	3/28/24	(742,689)
						$(6,382,643)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$164,867,641	$56,029,148	—
Beverages	—	36,398,117	—
Building Products	62,031,765	81,341,369	—
Chemicals	—	110,991,628	—
Construction and Engineering	—	102,752,253	—
Consumer Staples Distribution & Retail	155,429,405	165,099,246	—
Diversified Telecommunication Services	—	74,242,038	—
Household Products	159,121,355	73,320,400	—
Machinery	147,303,215	35,031,837	—
Trading Companies and Distributors	167,745,551	110,312,024	—
Other Industries	7,081,462,356	—	—
Short-Term Investments	3,014,248	105,172,140	—
	$7,940,975,536	$950,690,200	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$6,382,643	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2023 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Heartland Express, Inc.(1)	$65,126	—	$8,384	$(4,356)	(1)	(1)	$(2,543)	$245
Spire, Inc.(1)	185,263	$4,801	32,985	(14,040)	(1)	(1)	(5,907)	5,520
	$250,389	$4,801	$41,369	$(18,396)	—	—	$(8,450)	$5,765
(1)Company was not an affiliate at December 31, 2023.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.